Variable Interest Entities	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
Variable Interest Entities:
As of December 31, 2016, we consolidated ten limited partnership-like entities that are VIEs and of which we are the primary beneficiary. All ten of these entities were also consolidated as of December 31, 2015. Our ownership percentages in these entities range from 6.8% to 99.5%. Through partnership and management agreements with or governing each of these entities, we manage all of these entities and handle all day-to-day operating decisions. Accordingly, we have the decision making power over the activities that most significantly impact the economic performance of our VIEs and an obligation to absorb losses or receive benefits from the VIE that could potentially be significant to the VIE. These decisions and significant activities include, but are not limited to, marketing efforts, oversight of patient admissions, medical training, nurse and therapist scheduling, provision of healthcare services, billing, collections and creation and maintenance of medical records. The terms of the agreements governing each of our VIEs prohibit us from using the assets of each VIE to satisfy the obligations of other entities.
The carrying amounts and classifications of the consolidated VIEs’ assets and liabilities, which are included in our consolidated balance sheet, are as follows (in millions):

December 31, 2016
Assets
Current assets:
Cash and cash equivalents	$1.6
Restricted cash	3.8
Accounts receivable, net of allowance for doubtful accounts	30.8
Other current assets	2.0
Total current assets	38.2
Property and equipment, net	140.0
Goodwill	73.5
Intangible assets, net	9.6
Deferred income tax assets	0.6
Other long-term assets	0.4
Total assets	$262.3
Liabilities
Current liabilities:
Current portion of long-term debt	$1.5
Accounts payable	6.8
Accrued payroll	6.6
Accrued interest payable	0.2
Other current liabilities	5.4
Total current liabilities	20.5
Long-term debt, net of current portion	29.8
Total liabilities	$50.3